Share-based Compensation	6 Months Ended
Jun. 30, 2025
Share-based Compensation
Share-based Compensation

13.  Share-based Compensation

(i)   Share-based Compensation of the Company

The Company conditionally adopted a share option scheme on April 24, 2015 (as amended on April 27, 2020) (the “HUTCHMED Share Option Scheme”). Pursuant to the HUTCHMED Share Option Scheme, the Board of Directors of the Company may, at its discretion, offer any employees and directors (including Executive and Non-executive Directors but excluding Independent Non-executive Directors) of the Company, holding companies of the Company and any of their subsidiaries or affiliates, and subsidiaries or affiliates of the Company share options to subscribe for shares of the Company.

As at June 30, 2025, the aggregate number of shares issuable under the HUTCHMED Share Option Scheme was 40,183,238 ordinary shares. The Company will issue new shares to satisfy share option exercises. Additionally, the number of shares authorized but unissued was 627,888,530 ordinary shares.

Share options granted are generally subject to a four-year vesting schedule, depending on the nature and the purpose of the grant. Share options subject to the four-year vesting schedule, in general, vest 25% upon the first anniversary of the vesting commencement date as defined in the grant letter, and 25% every subsequent year. However, certain share option grants may have a different vesting schedule as approved by the Board of Directors of the Company. No outstanding share options will be exercisable or subject to vesting after the expiry of a maximum of ten years from the date of grant.

A summary of the Company’s share option activity and related information is as follows:

		Weighted	Weighted average
		average exercise	remaining	Aggregate
	Number of share	price in US$ per	contractual life	intrinsic value
	options	share	(years)	(in US$’000)
Outstanding at January 1, 2024	29,536,655	4.57	6.67	9,924
Granted (note (a))	2,965,328	3.69
Exercised	(344,825)	2.29
Cancelled	(892,600)	4.38
Expired	(1,624,285)	5.23
Outstanding at December 31, 2024	29,640,273	4.47	5.99	3,804
Granted (note (b))	1,493,435	3.27
Exercised	(510,375)	2.16
Cancelled	(935,775)	2.18
Expired	(1,637,050)	5.55
Outstanding at June 30, 2025	28,050,508	4.46	5.70	3,430
Vested and exercisable at December 31, 2024	21,186,120	4.92	5.13	1,387
Vested and exercisable at June 30, 2025	21,357,920	4.84	4.80	2,158

Notes:

(a)

Includes aggregate 2,765,328 share options granted to an executive director. 1,359,561 share options were granted in March 2024 and 1,405,767 share options were granted in August 2024 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year periods from 2023 to 2025 and from 2024 to 2026 respectively which has been reflected in estimating the grant date fair value using the Monte Carlo simulation model. The grant date fair value of such awards are US$1.29 and US$1.24 per share respectively. Vesting of such awards will occur around March 2026 and March 2027 respectively if the performance targets are met.

(b)

This was granted to an executive director in June 2025 where the number of share options exercisable is subject to certain performance targets based on a market condition covering the 3-year period from 2025 to 2027 which has been reflected in estimating the grant date fair value. The grant date fair value of such award is US$1.17 per share using the Monte Carlo simulation model. Vesting of such award will occur around March 2028 if the performance targets are met.

In estimating the fair value of share options granted, the following assumptions were used in the Monte Carlo simulation model for the awards that are subject to certain performance targets based on a market condition and Polynomial model for other options granted in the periods indicated:

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
Weighted average grant date fair value of share options (in US$ per share)	1.17	1.29
Significant inputs into the valuation model (weighted average):
Exercise price (in US$ per share)	3.27	3.69
Share price at effective date of grant (in US$ per share)	3.27	3.69
Expected volatility (note (a))	56.62%	54.69%
Risk-free interest rate (note (b))	4.52%	3.86%
Contractual life of share options (in years)	10	10
Expected dividend yield (note (c))	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)	The risk-free interest rates reference the US Treasury yield curves.
(c)

The Company has not declared or paid any dividends and does not currently expect to do so prior to the exercise of the granted share options, and therefore uses an expected dividend yield of zero in the valuation models.

The Company will issue new shares to satisfy share option exercises. The following table summarizes the Company’s share option exercises:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Cash received from share option exercises	1,100	228
Total intrinsic value of share option exercises	526	161

The Group recognizes compensation expense over the requisite service period. The following table presents share-based compensation expense included in the Group’s condensed consolidated statements of operation:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Research and development expenses	1,206	801
Selling and administrative expenses	281	597
Cost of revenue	65	34
	1,552	1,432

As at June 30, 2025, the total unrecognized compensation cost was US$4,268,000 and will be recognized over the weighted average remaining service period of 1.95 years.

(ii)   LTIP

The Company grants awards under the LTIP to participating directors and employees, giving them a conditional right to receive ordinary shares of the Company or the equivalent ADS (collectively the “Awarded Shares”) to be purchased by the Trustee up to a cash amount excluding any cash elected payments. Vesting will depend upon continued employment of the award holder with the Group and will otherwise be at the discretion of the Board of Directors of the Company. Additionally, some awards are subject to change based on annual performance targets prior to their determination date.

LTIP awards prior to the determination date

Performance targets vary by award, and may include targets for shareholder returns, revenue and net income/(loss) after taxes. As the extent of achievement of the performance targets is uncertain prior to the determination date, a probability based on management’s assessment on the achievement of the performance targets has been assigned to calculate the amount to be recognized as an expense over the requisite period with a corresponding entry to liability.

LTIP awards after the determination date

Upon the determination date, based on the actual achievement of performance targets, the amount previously recorded in the liability will be adjusted through share-based compensation expense. The Company will pay a determined monetary amount, up to the maximum cash amount based on the actual achievement of the performance targets specified in the award, to the Trustee to purchase the Awarded Shares. Any cumulative compensation expense previously recognized as a liability will be transferred to additional paid-in capital.

Granted awards under the LTIP are as follows:

	Maximum cash amount	Covered	Performance targets
Grant date	(in US$ millions)	financial years	determination date
March 13, 2024	0.7	note (a)	note (a)
August 5, 2024	19.3	2024-2026	note (b)
August 5, 2024	0.3	note (c)	note (c)
June 9, 2025	20.0	2025-2027	note (d)

Notes:

(a)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(b)

The annual performance targets determination dates are the dates of the announcements of the Group’s annual results for the financial years ending December 31, 2024, 2025 and 2026. Vesting occurs in 2027, three weeks after the date of completion of the share purchase for the awards for the financial year ending December 31, 2026.

(c)	This award does not stipulate performance targets and is subject to a vesting schedule of 50% on the first and second anniversaries of the date of grant.
(d)

The annual performance targets determination dates are the dates of the announcements of the Group’s annual results for the financial years ending December 31, 2025, 2026 and 2027. Vesting occurs in 2028, three weeks after the date of completion of the share purchase for the awards for the financial year ending December 31, 2027.

The Trustee has been set up solely for the purpose of purchasing and holding the Awarded Shares during the vesting period on behalf of the Company using funds provided by the Company. On the determination date, if any, the Company will determine the cash amount, based on the actual achievement of each annual performance target, for the Trustee to purchase the Awarded Shares. The Awarded Shares will then be held by the Trustee until they are vested.

The Trustee’s assets include treasury shares and funds for additional treasury shares, trustee fees and expenses. The number of treasury shares (in ordinary shares equivalent) held by the Trustee were as follows:

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2024	17,612,685	66,987
Purchased	10,259,133	36,064
Vested	(11,154,360)	(42,127)
As at December 31, 2024	16,717,458	60,924
Vested	(3,907,180)	(14,603)
As at June 30, 2025	12,810,278	46,321

For the six months ended June 30, 2025 and 2024, US$2,086,000 and US$8,574,000 of the LTIP awards were forfeited respectively based on the determined or estimated monetary amount as at the forfeiture date.

The following table presents the share-based compensation expenses recognized under the LTIP awards:

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Research and development expenses	5,491	6,398
Selling and administrative expenses	1,811	3,203
Cost of revenue	389	279
	7,691	9,880
Recorded with a corresponding credit to:
Liability	630	2,844
Additional paid-in capital	7,061	7,036
	7,691	9,880

For the six months ended June 30, 2025 and 2024, US$751,000 and US$12,424,000 were reclassified from liability to additional paid-in capital respectively upon LTIP awards reaching the determination date. As at June 30, 2025 and December 31, 2024, US$1,266,000 and US$1,443,000 were recorded in liabilities respectively.

As at June 30, 2025, the total unrecognized compensation cost was approximately US$14,833,000, which considers expected performance targets and the amounts expected to vest, and will be recognized over the requisite periods.